T. ROWE PRICE TOTAL RETURN ETF

February 28, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 8.5%
Car Loan 2.4%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	181	184
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	217	218
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	100	101
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	101
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 5.652%, 12/26/31 (1)	163	164
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	179
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	194
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	87
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	93
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	179
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	92
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	21	20
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	740	750
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	82
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	309
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	588
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	20	20
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	181	180
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	72	72
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	61
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	478
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	176	179
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	218	219
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	96
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	197	200
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	250	253
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	250	251
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	35
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	55
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	710
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	61	61
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	173
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	391
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	614
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	118	120
		8,202
Other Asset-Backed Securities 6.1%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (1)	193	189
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	90	88
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,785	1,705
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	99
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	67	67
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	142
Applebee's Funding / IHOP Funding, Series 2019-1A, Class 2II, 4.723%, 6/5/49 (1)	322	319
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
Battalion CLO XII, Series 2018-12A, Class BRR, FRN, 3M TSFR + 1.20%, 5.519%, 5/17/31 (1)	280	280
Battalion CLO XII, Series 2018-12A, Class CRR, FRN, 3M TSFR + 1.55%, 5.869%, 5/17/31 (1)	305	305
Battalion Clo XV, Series 2020-15A, Class CR, FRN, 3M TSFR + 1.90%, 6.204%, 1/17/33 (1)	250	250
CIFC Funding, Series 2013-4A, Class DR2, FRN, 3M TSFR + 1.90%, 6.221%, 4/27/31 (1)	835	836
CIFC Funding, Series 2016-1A, Class D1R3, FRN, 3M TSFR + 2.30%, 6.593%, 10/21/31 (1)	250	249
CIFC Funding, Series 2019-5A, Class BR, FRN, 3M TSFR + 2.41%, 6.714%, 1/15/35 (1)	250	250
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	98	98
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	30
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.523%, 10/20/31 (1)	160	161
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	218
CyrusOne Data Centers Issuer I, Series 2024-3A, Class A2, 4.65%, 5/20/49 (1)	135	129

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	102
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	101
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Dryden 93 CLO, Series 2021-93A, Class BR, FRN, 3M TSFR + 1.70%, 6.031%, 1/15/38 (1)	250	251
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	63	65
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	63	64
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	123
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	284
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	495
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.667%, 10/19/37 (1)	340	333
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	143	142
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	50
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1)	215	229
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	625	648
Golub Capital Partners CLO 43B, Series 2019-43A, Class A1R, FRN, 3M TSFR + 1.34%, 5.633%, 10/20/37 (1)	250	251
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	317	303
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	198	181
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	154	160
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 5.362%, 10/15/30 (1)	218	218
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	89	91
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	219	216
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	140
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	206
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	103
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	207
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	102
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 5.672%, 7/15/35 (1)	250	251
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 6.802%, 1/15/36 (1)	300	304
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	161	160
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 6.455%, 4/20/32 (1)	255	256
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 6.05%, 10/25/37 (1)	315	317
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 6.343%, 10/20/29 (1)	250	250
Madison Park Funding XXXVII, Series 2019-37A, Class AR2, FRN, 3M TSFR + 1.53%, 5.832%, 4/15/37 (1)	315	317
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	95
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	61	62

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	64	63
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	52	52
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	52	52
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, FRN, 3M TSFR + 1.66%, 5.955%, 1/20/32 (1)	250	250
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.565%, 11/13/31 (1)	179	179
OCP CLO, Series 2017-13A, Class B1R2, FRN, 3M TSFR + 1.70%, 6.26%, 11/26/37 (1)	250	251
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.835%, 1/22/38 (1)	330	331
Octagon Investment Partners 47, Series 2020-1A, Class BR2, FRN, 3M TSFR + 1.70%, 5.985%, 1/22/38 (1)	325	326
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	46	46
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	103
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	96	97
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 5.487%, 7/30/31 (1)	202	203
Palmer Square CLO, Series 2021-1A, Class A1AR, FRN, 3M TSFR + 1.15%, 5.479%, 4/20/38 (1)	1,335	1,335
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	335	336
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	81	82
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	102
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 6.002%, 10/15/39 (1)	250	252
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	129
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	170	177
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	24	24
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	72	74
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 6.50%, 4/25/37 (1)	250	253
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	310	302
SOUND POINT CLO XXII, Series 2019-1A, Class BRR, 3M TSFR + 1.65%, 5.943%, 1/20/32 (1)	250	250
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.502%, 10/15/31 (1)	204	204
THL Credit Wind River CLO, Series 2019-3A, Class CR2, FRN, 3M TSFR + 2.00%, 6.302%, 4/15/31 (1)	190	190
TPIC SPV I, Series 2024-1A, Class A1, 7.131%, 11/30/44 (2)	277	277
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	98
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	100
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	156
Trinitas Clo VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 5.382%, 1/25/35 (1)	1,000	1,000
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	126	128
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	94	96
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.502%, 10/15/31 (1)	169	169
Wellfleet CLO, Series 2018-2A, Class BR, FRN, 3M TSFR + 1.85%, 6.467%, 10/20/31 (1)	250	250
		21,096

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	140
		140
Total Asset-Backed Securities (Cost $29,090)		29,438
BANK LOANS 6.6%
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.1%
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.574%, 10/6/28 (3)	25	25
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.313%, 12/15/31	410	405
RFS Opco, FRN, 3M TSFR + 4.75%, 9.079%, 4/4/31 (2)	35	35
RFS Opco, FRN, 3M TSFR + 1.00%, 1.00%, 4/4/31 (2)(4)	20	20
		485
Insurance 1.0%
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.072%, 9/19/31	475	474
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.574%, 1/30/32	105	105
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.824%, 2/14/31	248	248
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28 (3)	365	357
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/20/29	235	228
Asurion, FRN, 1M TSFR + 4.25%, 8.674%, 8/19/28	10	10
HUB International, FRN, 3M TSFR + 2.50%, 6.787%, 6/20/30	704	705
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 7.065%, 3/15/30	339	338
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.574%, 7/2/32 (3)	208	209
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%, 5/6/32 (3)	365	370
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.079%, 5/6/31	284	284
		3,328
Total Financial Institutions		3,813
INDUSTRIAL 5.2%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.072%, 8/18/30 (3)	239	239
PMHC II, FRN, 3M TSFR + 4.25%, 8.689%, 4/23/29 (3)	172	167
		406
Capital Goods 0.9%
Charter NEX US, FRN, 1M TSFR + 3.00%, 7.314%, 11/29/30 (3)	691	692
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.09%, 5/21/29	90	90
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.59%, 5/21/29	245	245
Filtration Group, FRN, 1M TSFR + 3.00%, 7.324%, 10/21/28 (3)	455	457
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.574%, 7/30/29 (3)	350	349
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.574%, 9/26/31 (3)	120	120
Madison Safety & Flow, FRN, 1M TSFR + 2.75%, 9/26/31 (3)	165	165
MI Windows and Doors, FRN, 1M TSFR + 3.00%, 7.324%, 3/28/31	139	140
Pro Mach Group, FRN, 1M TSFR + 3.50%, 7.824%, 8/31/28	60	60

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8/31/28 (3)	115	115
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 1/30/32 (3)	232	232
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 7.737%, 4/30/30	223	223
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.573%, 1/27/31	149	149
		3,037
Communications 0.6%
BCPE Pequod Buyer, FRN, 3M TSFR + 3.50%, 7.791%, 11/25/31	225	226
Clear Channel International, 7.50%, 4/1/27 (2)	60	60
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.438%, 8/21/28 (3)	241	241
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29	179	164
Connect Finco, FRN, 1M TSFR + 4.50%, 8.824%, 9/27/29	45	39
CSC Holdings, FRN, 6M TSFR + 2.50%, 7.173%, 4/15/27 (3)	175	165
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28 (3)	244	239
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.884%, 4/16/29 (3)	390	394
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/30 (3)	85	86
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.324%, 6/1/28 (3)	50	50
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.688%, 9/25/26 (3)	180	156
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.329%, 2/6/30 (2)	130	124
ViaSat, FRN, 1M TSFR + 4.50%, 3/2/29 (3)	50	46
		1,990
Consumer Cyclical 0.5%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.32%, 1/4/29	60	61
Belron Finance, FRN, 3M TSFR + 2.75%, 7.052%, 10/16/31	70	70
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%, 2/6/30	115	115
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%, 2/6/31	109	109
Clarios Global, FRN, 1M TSFR + 2.75%, 7.074%, 1/28/32	295	294
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.329%, 9/10/31 (3)	97	97
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 9/10/31 (3)	48	48
EG Group, FRN, 3M TSFR + 4.25%, 8.563%, 2/7/28	125	126
Endeavor Group Holdings, FRN, 1M TSFR + 3.00%, 1/28/32 (3)	170	171
Great Canadian Gaming, FRN, 3M TSFR + 4.75%, 9.087%, 11/1/29	33	33
IRB Holding, FRN, 1M TSFR + 2.50%, 6.824%, 12/15/27	229	229
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.579%, 8/1/30	107	108
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.58%, 11/21/31	120	120
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 7.074%, 1/30/31	291	290
		1,871
Consumer Non-Cyclical 0.3%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 7.674%, 5/10/27	348	347
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.052%, 5/17/31	240	231
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.817%, 5/17/31	50	48
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.574%, 10/23/28 (3)	268	268
Parexel International, FRN, 1M TSFR + 2.50%, 6.824%, 11/15/28	124	124
Star Parent, FRN, 3M TSFR + 4.00%, 8.329%, 9/27/30 (3)	80	78
		1,096

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 0.3%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 7.824%, 2/11/30	53	53
Epic Crude Services, FRN, 3M TSFR + 3.00%, 7.302%, 10/15/31	110	110
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.315%, 2/11/30 (3)	707	707
Prairie ECI Acquiror, FRN, 1M TSFR + 4.25%, 8.574%, 8/1/29	125	126
		996
Industrial Other 0.0%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 7.293%, 8/16/29 (3)	125	125
		125
Technology 2.4%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.829%, 2/23/32	256	262
Applied Systems, FRN, 3M TSFR + 2.75%, 7.079%, 2/24/31	582	586
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.174%, 12/10/29 (3)	88	88
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.324%, 12/11/28	119	118
Athenahealth Group, FRN, 1M TSFR + 3.00%, 7.324%, 2/15/29	227	226
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.291%, 1/31/31	25	25
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.291%, 1/31/31	100	100
Clearwater Analytics, FRN, 1M TSFR + 2.25%, 2/10/32 (2)(3)	70	70
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.079%, 3/21/31 (3)	224	225
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.829%, 3/30/29 (3)	333	334
CoreLogic, FRN, 1M TSFR + 6.50%, 10.938%, 6/4/29 (3)	85	82
Delta TopCo, FRN, 6M TSFR + 5.25%, 9.569%, 11/29/30 (3)	400	404
Delta TopCo, FRN, 1M TSFR + 2.75%, 7.069%, 11/30/29 (3)	349	348
Dye & Durham, FRN, 3M TSFR + 4.00%, 8.429%, 4/11/31	33	34
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.324%, 10/9/29 (3)	235	235
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32	328	334
Epicor Software, FRN, 1M TSFR + 2.75%, 7.074%, 5/30/31 (3)	502	504
Instructure Holdings, FRN, 3M TSFR + 3.00%, 7.315%, 11/13/31 (3)	220	219
Instructure Holdings, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32 (3)	230	233
Javelin Buyer, FRN, 3M TSFR + 3.25%, 7.563%, 12/5/31 (3)	230	231
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.563%, 10/7/32 (3)	251	250
McAfee, FRN, 1M TSFR + 3.00%, 7.323%, 3/1/29 (3)	229	228
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.389%, 4/11/29 (3)	169	150
Neptune Bidco US, FRN, 3M TSFR + 9.75%, 14.139%, 10/11/29	25	25
Peraton, FRN, 3M TSFR + 8.00%, 12.429%, 2/1/29	55	44
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%, 11/22/32 (3)	1,170	1,174
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%, 10/28/30 (3)	40	40
QualityTech, FRN, 1M TSFR + 3.50%, 7.807%, 10/30/31 (2)	35	35
RealPage, FRN, 3M TSFR + 3.75%, 8.079%, 4/24/28	140	140
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.424%, 11/15/29 (3)	335	335
Sandisk, FRN, 3M TSFR + 3.00%, 7.33%, 12/13/31 (3)	510	500
UKG, FRN, 3M TSFR + 3.00%, 7.294%, 2/10/31	572	571
		8,150

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 4.75%, 9.305%, 4/20/28	227	232
		232
Total Industrial		17,903
UTILITY 0.3%
Electric 0.3%
Alpha Generation, FRN, 1M TSFR + 2.75%, 7.074%, 9/30/31	115	115
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.75%, 2/13/32 (3)	130	130
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (3)	240	240
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.324%, 8/1/30	262	263
Talen Energy Supply, B-1, FRN, 3M TSFR + 2.50%, 6.818%, 5/17/30 (3)	276	276
Talen Energy Supply, C-1, FRN, 3M TSFR + 2.50%, 6.818%, 12/15/31	145	145
		1,169
Total Utility		1,169
Total Bank Loans (Cost $22,945)		22,885
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	55	53
		53
Total Convertible Bonds (Cost $58)		53
CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Brokerage Asset Managers Exchanges 0.1
Ares Management, Series B Zero Coupon, 10/1/27	3	135
		135
Total Financial Institutions		135
INDUSTRIAL 0.0%
Capital Goods 0.0
Boeing Zero Coupon, 10/15/27	2	123
		123
Total Industrial		123
Total Convertible Preferred Stocks (Cost $253)		258
CORPORATE BONDS 18.1%
FINANCIAL INSTITUTIONS 5.3%
Banking 2.3%
Bank of America, VR, 1.898%, 7/23/31 (5)	120	103
Bank of America, VR, 5.425%, 8/15/35 (5)	735	726
Bank of America, VR, 5.518%, 10/25/35 (5)	570	564

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Barclays, VR, 5.367%, 2/25/31 (5)	325	329
CaixaBank, VR, 6.037%, 6/15/35 (1)(5)	800	830
CaixaBank, VR, 6.208%, 1/18/29 (1)(5)	400	414
Capital One Financial, VR, 2.359%, 7/29/32 (5)	14	12
Capital One Financial, VR, 3.273%, 3/1/30 (5)	165	155
Capital One Financial, VR, 5.70%, 2/1/30 (5)	180	184
Capital One Financial, VR, 6.183%, 1/30/36 (5)	450	457
Capital One Financial, VR, 6.312%, 6/8/29 (5)	390	406
Citigroup, VR, 6.02%, 1/24/36 (5)	435	443
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(5)	750	671
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5)	180	188
Goldman Sachs Group, VR, 3.102%, 2/24/33 (5)	120	106
HSBC Holdings, VR, 5.13%, 3/3/31 (5)	200	200
Huntington Bancshares, VR, 2.487%, 8/15/36 (5)	165	137
Santander UK Group Holdings, VR, 3.823%, 11/3/28 (5)	600	582
Societe Generale, VR, 2.797%, 1/19/28 (1)(5)	325	312
Societe Generale, VR, 5.50%, 4/13/29 (1)(5)	600	606
Wells Fargo, VR, 2.572%, 2/11/31 (5)	90	81
Wells Fargo, VR, 6.85% (5)(6)	340	350
		7,856
Brokerage Asset Managers Exchanges 0.4%
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1)	385	385
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(7)	325	290
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Hightower Holding, 9.125%, 1/31/30 (1)	205	215
Jane Street Group, 7.125%, 4/30/31 (1)	250	259
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	190	191
		1,382
Finance Companies 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.30%, 1/19/34	450	450
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1)	90	90
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	200	198
Navient, 9.375%, 7/25/30	265	287
Navient, 11.50%, 3/15/31	125	141
OneMain Finance, 9.00%, 1/15/29	110	116
SLM, 5.625%, 8/1/33	91	81
		1,363
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28 (1)	70	68
		68
Insurance 1.7%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	26
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	60	63
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	70	71

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	183	186
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	225	229
Centene, 2.50%, 3/1/31	525	444
Centene, 2.625%, 8/1/31	1,465	1,234
Centene, 3.00%, 10/15/30	30	26
Centene, 3.375%, 2/15/30	60	54
Centene, 4.625%, 12/15/29	645	619
Elevance Health, 4.95%, 11/1/31	340	340
Health Care Service, 5.875%, 6/15/54 (1)	450	451
Hub International, 7.25%, 6/15/30 (1)	420	434
Hub International, 7.375%, 1/31/32 (1)	330	337
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	75	80
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	360	389
Molina Healthcare, 3.875%, 5/15/32 (1)	50	44
Molina Healthcare, 6.25%, 1/15/33 (1)	60	59
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	125	129
Reinsurance Group of America, 5.80%, 4/1/35	160	164
Reinsurance Group of America, 6.00%, 9/15/33	316	329
Reinsurance Group of America, VR, 6.65%, 9/15/55 (5)	200	200
USI, 7.50%, 1/15/32 (1)	65	68
		5,976
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 5.25%, 5/15/36	75	75
Brixmor Operating Partnership, 4.05%, 7/1/30	12	12
Brixmor Operating Partnership, 4.125%, 5/15/29	90	87
Brixmor Operating Partnership, 5.20%, 4/1/32	180	181
Goodman US Finance Six, 5.125%, 10/7/34 (1)(7)	105	105
Healthcare Realty Holdings, 2.40%, 3/15/30	15	13
Invitation Homes Operating Partnership, 4.875%, 2/1/35	135	131
Kilroy Realty, 2.50%, 11/15/32	60	47
Kilroy Realty, 3.05%, 2/15/30	90	80
Kilroy Realty, 4.25%, 8/15/29	120	114
Kite Realty Group, 4.95%, 12/15/31	351	348
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	156
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	45	46
Service Properties Trust, 8.625%, 11/15/31 (1)	250	268
Service Properties Trust, 8.875%, 6/15/32	65	64
		1,727
Total Financial Institutions		18,372
INDUSTRIAL 11.8%
Basic Industry 0.6%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	200	223
ATI, 7.25%, 8/15/30	60	62
Carpenter Technology, 7.625%, 3/15/30	75	77
Celanese US Holdings, 6.58%, 7/15/29	138	144

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Celanese US Holdings, 6.629%, 7/15/32 (7)	375	391
Celanese US Holdings, 6.80%, 11/15/30	120	127
PMHC II, 9.00%, 2/15/30 (1)	160	144
South32 Treasury, 4.35%, 4/14/32 (1)	976	916
WR Grace Holdings, 4.875%, 6/15/27 (1)	10	10
		2,094
Capital Goods 0.9%
BAE Systems, 5.50%, 3/26/54 (1)(7)	600	599
Boeing, 3.75%, 2/1/50	112	80
Boeing, 6.858%, 5/1/54	955	1,053
Hexcel, 5.875%, 2/26/35	170	175
Ingersoll Rand, 5.70%, 6/15/54	120	121
Owens Corning, 5.70%, 6/15/34	180	186
Quikrete Holdings, 6.375%, 3/1/32 (1)	85	86
Quikrete Holdings, 6.75%, 3/1/33 (1)	85	86
Regal Rexnord, 6.05%, 2/15/26	45	45
Regal Rexnord, 6.05%, 4/15/28	30	31
Regal Rexnord, 6.30%, 2/15/30	45	47
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	113	118
TransDigm, 6.875%, 12/15/30 (1)	75	77
TransDigm, 7.125%, 12/1/31 (1)	185	191
Verde Bidco, 4.625%, 10/1/26 (EUR)	110	114
		3,009
Communications 2.4%
AppLovin, 5.375%, 12/1/31	135	137
Axian Telecom, 7.375%, 2/16/27	670	674
CCO Holdings, 4.25%, 2/1/31 (1)	150	134
CCO Holdings, 4.50%, 6/1/33 (1)	190	164
CCO Holdings, 7.375%, 3/1/31 (1)	150	154
Charter Communications Operating, 2.80%, 4/1/31	525	454
Charter Communications Operating, 6.10%, 6/1/29	75	77
Charter Communications Operating, 6.55%, 6/1/34	72	75
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(7)	145	128
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(7)	85	79
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	75	79
CMG Media, 8.875%, 6/18/29 (1)	170	142
Comcast, 2.887%, 11/1/51	605	379
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	183
CSC Holdings, 5.50%, 4/15/27 (1)	200	186
Directv Financing / Directv Financing Co-Obligor, 5.875%, 8/15/27 (1)	5	5
DISH DBS, 5.25%, 12/1/26 (1)	150	140
DISH DBS, 5.75%, 12/1/28 (1)	90	79
DISH DBS, 7.75%, 7/1/26	65	58
DISH Network, 11.75%, 11/15/27 (1)	55	58
EchoStar, 10.75%, 11/30/29	245	263

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)(7)	70	65
Level 3 Financing, 4.50%, 4/1/30 (1)	60	49
Level 3 Financing, 10.00%, 10/15/32 (1)	75	75
Level 3 Financing, 10.75%, 12/15/30 (1)	134	150
Level 3 Financing, 11.00%, 11/15/29 (1)	51	58
Meta Platforms, 5.40%, 8/15/54	45	45
Midas Opco Holdings, 5.625%, 8/15/29 (1)	130	126
Midcontinent Communications, 8.00%, 8/15/32 (1)(7)	65	67
Rogers Communications, 3.80%, 3/15/32	1,060	967
Rogers Communications, 4.55%, 3/15/52	773	627
Rogers Communications, 5.30%, 2/15/34	435	432
Rogers Communications, VR, 7.00%, 4/15/55 (5)	105	105
Rogers Communications, VR, 7.125%, 4/15/55 (5)	160	160
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	503
Sirius XM Radio, 4.00%, 7/15/28 (1)	60	56
Sirius XM Radio, 5.00%, 8/1/27 (1)	57	56
Sprint Capital, 8.75%, 3/15/32	375	452
Time Warner Cable, 6.55%, 5/1/37	590	590
Univision Communications, 8.00%, 8/15/28 (1)	58	59
Univision Communications, 8.50%, 7/31/31 (1)	30	30
Viasat, 7.50%, 5/30/31 (1)(7)	80	60
		8,380
Consumer Cyclical 0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	122	126
Bath & Body Works, 6.75%, 7/1/36	50	51
Caesars Entertainment, 7.00%, 2/15/30 (1)	125	129
Carnival, 7.00%, 8/15/29 (1)	105	110
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(8)	164	186
Clarios Global, 6.75%, 5/15/28 (1)	62	63
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	85	87
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)	55	59
eG Global Finance, 12.00%, 11/30/28 (1)	200	224
Ford Motor Credit, 6.95%, 3/6/26	600	608
Great Canadian Gaming, 8.75%, 11/15/29 (1)	50	53
Hyundai Capital America, 5.40%, 1/8/31 (1)	120	123
L Brands, 6.625%, 10/1/30 (1)	50	51
Match Group, 5.00%, 12/15/27 (1)	82	81
Motion Bondco, 4.50%, 11/15/27 (EUR)	115	116
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	65	67
Rivian Holdings, 6M TSFR + 6.05%, 10.502%, 10/15/26 (1)	96	96
Royal Caribbean Cruises, 6.00%, 2/1/33 (1)	75	76
Six Flag, 6.50%, 10/1/28	45	45
Six Flags Entertainment, 6.625%, 5/1/32 (1)	185	189
Tenneco, 8.00%, 11/17/28 (1)	55	54
Uber Technologies, 5.35%, 9/15/54	90	86
Wand NewCo 3, 7.625%, 1/30/32 (1)	80	83

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Yum! Brands, 5.375%, 4/1/32 (7)	125	123
		2,886
Consumer Non-Cyclical 2.6%
1375209 BC, 9.00%, 1/30/28 (1)(7)	35	35
Altria Group, 3.125%, 6/15/31 (EUR)	575	589
BAT Capital, 5.834%, 2/20/31	325	340
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	115	120
Bayer US Finance, 6.25%, 1/21/29 (1)(7)	1,205	1,244
Bayer US Finance II, 4.70%, 7/15/64 (1)	279	204
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	207
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	245	251
CVS Health, 5.625%, 2/21/53	505	469
CVS Health, 5.70%, 6/1/34 (7)	785	799
CVS Health, VR, 6.75%, 12/10/54 (5)	153	153
CVS Health, VR, 7.00%, 3/10/55 (5)	196	199
HCA, 5.50%, 3/1/32	145	147
HCA, 5.95%, 9/15/54	235	230
Icon Investments Six DAC, 5.849%, 5/8/29	600	619
Icon Investments Six DAC, 6.00%, 5/8/34	600	618
IQVIA, 6.25%, 2/1/29	190	196
LifePoint Health, 10.00%, 6/1/32 (1)	268	262
LifePoint Health, 11.00%, 10/15/30 (1)	260	287
Medline Borrower, 6.25%, 4/1/29 (1)	140	142
Solventum, 5.40%, 3/1/29	220	225
Solventum, 5.45%, 3/13/31	525	536
Solventum, 5.60%, 3/23/34	375	385
Solventum, 5.90%, 4/30/54	355	359
Star Parent, 9.00%, 10/1/30 (1)	55	57
Tenet Healthcare, 6.125%, 10/1/28	65	65
Tenet Healthcare, 6.875%, 11/15/31	55	56
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	224
		9,018
Energy 2.9%
Cheniere Energy, 5.65%, 4/15/34	420	427
Cheniere Energy Partners, 5.75%, 8/15/34	220	225
Civitas Resources, 8.375%, 7/1/28 (1)	120	125
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	90	93
Comstock Resources, 6.75%, 3/1/29 (1)	135	133
Continental Resources, 4.90%, 6/1/44	20	17
Coterra Energy, 5.40%, 2/15/35	135	134
Crescent Energy Finance, 7.375%, 1/15/33 (1)	290	285
Crescent Energy Finance, 7.625%, 4/1/32 (1)	120	120
Crescent Energy Finance, 9.25%, 2/15/28 (1)	50	52
Diamondback Energy, 5.40%, 4/18/34	340	341
Diamondback Energy, 5.75%, 4/18/54	280	271

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enbridge, 6.20%, 11/15/30	105	111
Eni, 5.95%, 5/15/54 (1)	600	595
HF Sinclair, 5.75%, 1/15/31	420	427
HF Sinclair, 6.25%, 1/15/35	405	414
Hilcorp Energy, 8.375%, 11/1/33 (1)	280	293
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	95	93
Kinetik Holdings, 5.875%, 6/15/30 (1)	45	45
Kinetik Holdings, 6.625%, 12/15/28 (1)	54	55
Kosmos Energy, 7.75%, 5/1/27	300	293
Kosmos Energy, 8.75%, 10/1/31 (1)(7)	200	192
National Fuel Gas, 5.50%, 3/15/30	325	328
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	50	51
NGL Energy Partners, 8.125%, 2/15/29 (1)	40	41
Occidental Petroleum, 6.05%, 10/1/54	135	131
Occidental Petroleum, 6.20%, 3/15/40	480	486
Occidental Petroleum, 6.45%, 9/15/36	30	31
Occidental Petroleum, 7.50%, 5/1/31	30	33
Occidental Petroleum, 7.95%, 6/15/39	30	34
Occidental Petroleum, 8.875%, 7/15/30	420	484
ONEOK, 4.75%, 10/15/31	235	231
ONEOK, 5.05%, 11/1/34	280	273
Patterson-UTI Energy, 7.15%, 10/1/33 (7)	105	112
Permian Resources Operating, 9.875%, 7/15/31 (1)	63	69
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	45	47
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	540	549
Range Resources, 4.75%, 2/15/30 (1)	55	52
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)(5)	115	118
South Bow Infastructure Holdings, 5.026%, 10/1/29 (1)	90	90
Southwestern Energy, 4.75%, 2/1/32	150	142
Sunoco, 7.00%, 5/1/29 (1)	55	57
Sunoco, 7.25%, 5/1/32 (1)	80	83
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	50	51
Targa Resources, 5.55%, 8/15/35	535	537
Targa Resources Partners, 5.50%, 3/1/30	32	33
Transocean, 8.25%, 5/15/29 (1)	50	49
Transocean, 8.50%, 5/15/31 (1)(7)	40	40
Transocean, 8.75%, 2/15/30 (1)	43	44
Transocean Aquila, 8.00%, 9/30/28 (1)	45	46
Valero Energy, 5.15%, 2/15/30	275	278
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	65	59
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	45	46
Venture Global LNG, VR, 9.00% (1)(5)(6)	255	259
Venture Global LNG, 9.50%, 2/1/29 (1)	200	221
Venture Global LNG, 9.875%, 2/1/32 (1)	40	44
		9,890

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Technology 1.4%
Broadcom, 4.55%, 2/15/32	280	274
Cadence Design Systems, 4.70%, 9/10/34	105	102
Cloud Software Group, 8.25%, 6/30/32 (1)	85	88
Cloud Software Group, 9.00%, 9/30/29 (1)	455	465
Dye & Durham, 8.625%, 4/15/29 (1)	120	125
Fiserv, 5.45%, 3/15/34	645	654
Foundry JV Holdco, 5.50%, 1/25/31 (1)	400	407
Foundry JV Holdco, 5.90%, 1/25/30 (1)	600	623
Foundry JV Holdco, 5.90%, 1/25/33 (1)	415	428
Foundry JV Holdco, 6.15%, 1/25/32 (1)	600	629
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	209
McAfee, 7.375%, 2/15/30 (1)(7)	90	88
Minerva Merger, 6.50%, 2/15/30 (1)	140	135
Motorola Solutions, 5.40%, 4/15/34	120	122
Neptune Bidco, 9.29%, 4/15/29 (1)	170	152
Sabre GLBL, 10.75%, 11/15/29 (1)(7)	55	59
UKG, 6.875%, 2/1/31 (1)	150	154
		4,714
Transportation 0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	575	565
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(7)	85	87
Genesee & Wyoming, 6.25%, 4/15/32 (1)	55	55
		707
Total Industrial		40,698
UTILITY 1.0%
Electric 0.7%
Alpha Generation, 6.75%, 10/15/32 (1)	135	137
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	200	199
FirstEnergy, 2.25%, 9/1/30	59	51
FirstEnergy, 2.65%, 3/1/30	310	279
FirstEnergy, 3.40%, 3/1/50	405	281
FirstEnergy Transmission, 5.00%, 1/15/35	120	119
Indianapolis Power & Light, 5.70%, 4/1/54 (1)	105	106
PG&E, VR, 7.375%, 3/15/55 (5)	45	44
Talen Energy Supply, 8.625%, 6/1/30 (1)	250	267
Vistra, VR, 8.00% (1)(5)(6)	524	538
Vistra, VR, 8.875% (1)(5)(6)	445	476
Vistra Operations, 7.75%, 10/15/31 (1)	50	53
		2,550
Natural Gas 0.3%
APA Infrastructure, 5.125%, 9/16/34 (1)	90	89
APA Infrastructure, 5.75%, 9/16/44 (1)(7)	180	182

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Engie, 5.625%, 4/10/34 (1)	600	614
		885
Total Utility		3,435
Total Corporate Bonds (Cost $61,681)		62,505
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.4%
Owned No Guarantee 0.8%
Ecopetrol, 8.875%, 1/13/33	110	116
Ecopetrol, 7.75%, 2/1/32	90	89
Emirates NBD Bank PJSC, 4.25%, VR (5)(6)	520	501
Export-Import Bank of Malaysia, 1.831%, 11/26/26	200	191
Petroleos Mexicanos, 6.70%, 2/16/32	1,425	1,252
Petroleos Mexicanos, 8.75%, 6/2/29	430	432
		2,581
Sovereign 2.0%
Brazil Government International Bonds, 6.625%, 3/15/35	840	834
Colombia Government International Bonds, 4.125%, 5/15/51	300	177
Dominican Republic International Bonds, 6.95%, 3/15/37 (1)	190	194
Egypt Government International Bonds, 8.625%, 2/4/30 (1)	1,150	1,143
Israel Government International Bonds, 5.375%, 2/19/30	280	282
Mexico Government International Bonds, 6.00%, 5/13/30	200	204
Montenegro Government International Bonds, 7.25%, 3/12/31	480	499
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,090	1,134
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32	669	585
Republic of Poland Government International Bonds, 4.875%, 2/12/30	380	383
Sri Lanka Government International Bonds, 8.75%, 3/15/33 (1)	81	66
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	611	506
Sri Lanka Government International Bonds, 3.35%, 1/15/30 (1)(7)	42	37
Sri Lanka Government International Bonds, 9.50%, 5/15/36 (1)	38	31
Sri Lanka Government International Bonds, 4.00%, 4/15/28 (1)	53	49
Sri Lanka Government International Bonds, 9.25%, 6/15/35 (1)(7)	55	38
Turkiye Government International Bonds, 7.125%, 2/12/32	825	824
		6,986
Treasuries 1.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/29 (BRL)	37,540	5,503
		5,503
Total Foreign Government Obligations & Municipalities (Cost $15,167)		15,070
MUNICIPAL SECURITIES 0.2%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, GO, 5.375%, 7/1/25	2	2
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (9)	608	382
		406
Texas 0.1%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	139
		139
Total Municipal Securities (Cost $523)		545
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.7%
Collateralized Mortgage Obligations 2.3%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	130	111
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	226	212
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	258	253
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	92	93
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	87
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	24	22
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	89	76
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	585	587
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.453%, 1/25/45 (1)	1,024	1,025
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	238	237
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1)	45	40
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	99	98
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	165	166
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	141
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	0	0
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.288%, 2/25/45 (1)	215	215
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.488%, 2/25/45 (1)	835	835
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	406	331
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	305	303
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.30%, 10/25/46 (1)	72	69
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.648%, 5/25/47 (1)	340	300
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 5.017%, 10/26/48 (1)	188	185
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.571%, 12/25/50 (1)	179	157

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.244%, 6/25/50 (1)	177	154
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	182	182
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	335	334
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	87	88
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.647%, 3/25/53 (1)	83	82
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	207	207
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.71%, 12/25/49 (1)	429	387
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.555%, 11/25/63 (1)	288	284
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.129%, 7/25/65 (1)	88	89
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	50	49
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	98	87
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	32	30
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	69	69
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	72	71
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	270	270
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	16	15
		7,941
Commercial Mortgage-Backed Securities 3.3%
Alen Mortgage Trust, Series 2021-ACEN, Class A, FRN, 1M TSFR + 1.26%, 5.576%, 4/15/34 (1)	140	134
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	380
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	268
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,179
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	329
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.115%, 8/15/52	635	592
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	591
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	91
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	31	33
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	269
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM, 5.815%, 2/15/58	1,005	1,050
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	1,280	1,341
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.976%, 8/15/38 (1)	132	111
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.954%, 12/15/39 (1)	110	110
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.953%, 5/15/41 (1)	117	117
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 6.153%, 5/15/41 (1)	117	117
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 6.105%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.704%, 1/15/42 (1)	165	165

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.717%, 3/15/30 (1)	840	839
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.786%, 5/15/52	270	257
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	395
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	20
Commercial Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	182
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.57%, 2/10/49	40	38
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.954%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	111
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.912%, 12/15/52	145	131
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	71
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 6.253%, 5/15/37 (1)	140	140
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 6.153%, 9/15/41 (1)	240	241
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	89
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	191
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	591
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	91
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 6.053%, 5/15/39 (1)	100	100
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	101
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	100
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	140
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	274
		11,358
Residential Mortgage 0.1%
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	174	173
Total Non-U.S. Government Mortgage-Backed Securities (Cost $19,297)		19,472
PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1
AH Parent, Series A Zero Coupon, (2)(10)	1	248
		248
Total Financial Institutions		248
Total Preferred Stocks (Cost $246)		248

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.5%
U.S. Government Agency Obligations 19.7%
Federal Home Loan Mortgage
1.50%, 4/1/41	56	46
2.00%, 3/1/42 - 4/1/52	1,956	1,351
2.50%, 10/1/36 - 5/1/52	11,113	9,376
3.00%, 1/1/33 - 8/1/52	4,259	3,786
3.50%, 10/1/47 - 6/1/52	1,733	1,592
4.00%, 11/1/37 - 10/1/52	862	821
4.50%, 10/1/52 - 12/1/52	395	381
5.00%, 11/1/52 - 12/1/54	3,129	3,085
5.50%, 8/1/53 - 2/1/55	2,341	2,353
6.00%, 2/1/53 - 2/1/55	2,278	2,326
6.50%, 10/1/53 - 1/1/55	1,030	1,065
7.00%, 6/1/54	57	60
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	971	852
2.00%, 5/1/36 - 4/1/52	23,834	16,833
2.50%, 3/1/37 - 1/1/54	3,313	2,888
3.00%, 12/1/32 - 9/1/52	3,067	2,744
3.50%, 5/1/35 - 10/1/52	3,494	3,204
4.00%, 11/1/37 - 6/1/53	3,195	3,014
4.50%, 11/1/48 - 1/1/55	2,507	2,427
5.00%, 11/1/44 - 9/1/53	727	721
5.50%, 11/1/52 - 10/1/54	1,983	1,995
6.00%, 12/1/52 - 8/1/54	2,265	2,320
6.50%, 1/1/53 - 1/1/55	1,377	1,428
7.00%, 3/1/54	36	38
UMBS, TBA (11)
3.00%, 3/15/55	1,425	1,241
5.50%, 3/15/55	410	411
6.00%, 3/15/55	440	444
6.50%, 3/15/55	1,255	1,293
		68,095
U.S. Government Obligations 5.8%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	4,303	3,290
2.50%, 8/20/50 - 3/20/52	5,079	3,885
3.00%, 10/20/46 - 6/20/52	3,043	2,710
3.50%, 3/20/46 - 10/20/50	2,269	2,104
4.00%, 6/20/47 - 10/20/52	1,737	1,641
4.50%, 6/20/47 - 4/20/53	1,430	1,385
5.00%, 8/20/47 - 12/20/54	1,582	1,571
5.50%, 4/20/48 - 2/20/49	130	133
6.00%, 9/20/52 - 11/20/52	156	159

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA (11)
2.50%, 3/20/55	560	480
5.50%, 3/15/55	1,770	1,774
6.00%, 3/15/55	395	400
6.50%, 3/15/55	365	372
		19,904
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $87,097)		87,999
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.7%
U.S. Treasury Obligations 27.7%
U.S. Treasury Bonds, 1.125%, 5/15/40	395	251
U.S. Treasury Bonds, 1.75%, 8/15/41	190	130
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	860
U.S. Treasury Bonds, 2.375%, 2/15/42	80	60
U.S. Treasury Bonds, 3.25%, 5/15/42	130	111
U.S. Treasury Bonds, 3.625%, 2/15/53	30	26
U.S. Treasury Bonds, 3.625%, 5/15/53	640	549
U.S. Treasury Bonds, 3.875%, 2/15/43	115	106
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,859
U.S. Treasury Bonds, 4.00%, 11/15/42	155	146
U.S. Treasury Bonds, 4.00%, 11/15/52	280	256
U.S. Treasury Bonds, 4.125%, 8/15/44	8,225	7,780
U.S. Treasury Bonds, 4.25%, 2/15/54	205	197
U.S. Treasury Bonds, 4.25%, 8/15/54	4,805	4,618
U.S. Treasury Bonds, 4.50%, 2/15/44	340	339
U.S. Treasury Bonds, 4.50%, 11/15/54 (12)	2,345	2,352
U.S. Treasury Bonds, 4.625%, 5/15/54	425	434
U.S. Treasury Bonds, 4.625%, 2/15/55	4,220	4,325
U.S. Treasury Bonds, 4.625%, 11/15/44	7,600	7,684
U.S. Treasury Bonds, 4.75%, 11/15/43	655	675
U.S. Treasury Notes, 3.875%, 8/15/34 (12)	2,125	2,072
U.S. Treasury Notes, 4.00%, 10/31/29	260	260
U.S. Treasury Notes, 4.00%, 2/15/34	315	311
U.S. Treasury Notes, 4.00%, 12/15/27	4,380	4,384
U.S. Treasury Notes, 4.125%, 8/15/53	405	380
U.S. Treasury Notes, 4.125%, 10/31/29	515	517
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,134
U.S. Treasury Notes, 4.25%, 2/28/29	85	86
U.S. Treasury Notes, 4.25%, 11/15/34	1,565	1,571
U.S. Treasury Notes, 4.25%, 1/15/28	5,820	5,864
U.S. Treasury Notes, 4.25%, 2/15/28	7,235	7,291
U.S. Treasury Notes, 4.25%, 1/31/30	12,925	13,060
U.S. Treasury Notes, 4.375%, 8/15/43	365	359
U.S. Treasury Notes, 4.375%, 5/15/34 (12)	1,160	1,176
U.S. Treasury Notes, 4.375%, 12/31/29	1,780	1,808
U.S. Treasury Notes, 4.375%, 1/31/32 (12)	14,285	14,519

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 11/15/33	205	210
U.S. Treasury Notes, 4.50%, 12/31/31	7,475	7,652
		95,412
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $94,748)		95,412
BOND FUNDS 3.1%
Mutual Funds 3.1%

T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.61% (13)(14)	1,113	10,507
Total Bond Funds (Cost $10,529)		10,507
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 4.41% (14)(15)	21,993	21,993
Total Short-Term Investments (Cost $21,993)		21,993
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.41% (14)(15)	3,851	3,851
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,851
Total Securities Lending Collateral (Cost $3,851)		3,851

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%

Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman Sachs	10 Year Interest Rate Swap, 7/10/35 Pay Fixed 4.75% Annually, Receive Variable 4.39% (SOFR) Annually, 7/8/25 @ 4.75% *(10)	1	3,900	7
Barclays Bank	10 Year Interest Rate Swap, 7/22/35 Pay Fixed 4.75% Annually, Receive Variable 4.39% (SOFR) Annually, 7/18/25 @ 4.75% *(10)	1	2,350	5
Barclays Bank	10 Year Interest Rate Swap, 7/9/35 Pay Fixed 4.75% Annually, Receive Variable 4.39% (SOFR) Annually, 7/7/25 @ 4.75% *(10)	1	3,500	6
Barclays Bank	30 Year Interest Rate Swap, 7/11/55 Pay Fixed 4.55% Annually, Receive Variable 4.39% (SOFR) Annually, 7/9/25 @ 4.55% *(10)	1	2,500	10
Barclays Bank	30 Year Interest Rate Swap, 7/22/55 Pay Fixed 4.55% Annually, Receive Variable 4.39% (SOFR) Annually, 7/18/25 @ 4.55% *(10)	1	1,850	8
Barclays Bank	30 Year Interest Rate Swap, 7/9/55 Pay Fixed 4.55% Annually, Receive Variable 4.39% (SOFR) Annually, 7/7/25 @ 4.55% *(10)	1	2,800	11
Royal Bank of Canada	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY.S43, 5 Year Index, 12/20/29), Pay 5.00% Quarterly, Receive upon credit default, 5/21/25 @ 1.06% *(10)	1	26,650	221
Citibank	USD Put / ILS Call, 4/18/25 @ $3.56 (USD) (10)	1	990	7
BNP Paribas	USD Put / ILS Call, 4/21/25 @ $3.55 (USD) (10)	1	1,000	7
Deutsche Bank	USD Put / ILS Call, 5/15/25 @ $3.55 (USD) (10)	1	1,530	14
Citibank	USD Put / ILS Call, 5/5/25 @ $3.56 (USD) (10)	1	1,500	14
Total Options Purchased (Cost $395)				310

Total Investments in Securities 107.6% of Net Assets (Cost $367,873)	$370,546
Other Assets Less Liabilities (7.6%)	(26,092)
Net Assets 100.0%	$344,454

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $69,497 and represents 20.2% of net assets.

T. ROWE PRICE TOTAL RETURN ETF

(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2025, was $20 and was valued at $20 (0.0% of net assets).
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	All or a portion of this security is on loan at February 28, 2025.
(8)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(10)	Non-income producing.
(11)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,415 and represents 1.9% of net assets.
(12)	At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	SEC 30-day yield
(14)	Affiliated Companies
(15)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
ICP	Chilean Average Chamber Index
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

T. ROWE PRICE TOTAL RETURN ETF

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.7)%
U.S. Government & Agency Mortgage-Backed Securities (0.7)%
U.S. Government Agency Obligations (0.5)%
UMBS, TBA, 3.00%, 3/15/55	(1,945)	(1,694)
U.S. Government Obligations (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55	(990)	(849)
		(2,543)
Total TBA Sales Commitments (Proceeds $(2,489))		(2,543)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase	iShares iBoxx High Yield Corporate Bond ETF, Call, 3/21/25 @ $80.00	108	865	(4)
JPMorgan Chase	iShares iBoxx High Yield Corporate Bond ETF, Put, 3/21/25 @ $78.00	84	673	—
Royal Bank of Canada	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.HY.S43, 5 Year Index,12/20/29), Receive 5.00% Quarterly, Pay upon credit default, 5/21/25 @ 1.05% *	1	26,650	(131)
UBS	iShares iBoxx High Yield Corporate Bond ETF, Call, 3/21/25 @ $80.00	17	136	(1)
UBS	iShares iBoxx High Yield Corporate Bond ETF, Put, 3/21/25 @ $79.00	42	337	(1)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Call, 3/21/25 @ $79.00	84	673	(9)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Put, 3/21/25 @ $79.00	84	673	(2)
Total OTC Options Written (Premiums $(102))				(148)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.5%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-S17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	405	(42)	(49)	7
Total Bilateral Swaps			(49)	7

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	66,169	1,584	1,445	139
Protection Sold (Relevant Credit: SES SA, Baa3*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29 (EUR)	314	(21)	(20)	(1)
Total Centrally Cleared Credit Default Swaps, Protection Sold				138
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed 5.22% Semi-Annually, Pay Variable 4.92% (ICP) Semi-Annually, 2/28/30 (CLP)	5,034,559	(3)	—	(3)
5 Year Interest Rate Swap, Receive Fixed 5.28% Semi-Annually, Pay Variable 4.92% (ICP) Semi-Annually, 3/3/30 (CLP)	3,775,919	8	—	8
5 Year Interest Rate Swap, Receive Fixed 5.23% Semi-Annually, Pay Variable 4.92% (ICP) Semi-Annually, 3/4/30 (CLP)	2,105,361	(1)	—	(1)
Total Centrally Cleared Interest Rate Swaps				4
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.606% At Maturity, Pay Variable (Change in CPI) At Maturity, 2/25/35	1,988	17	—	17
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.581% At Maturity, Pay Variable (Change in CPI) At Maturity, 2/25/35	1,886	12	—	12

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.603% At Maturity, Pay Variable (Change in CPI) At Maturity, 2/25/35	2,640	22	—	22
Total Centrally Cleared Zero-Coupon Inflation Swaps				51
Total Centrally Cleared Swaps				193
Net payments (receipts) of variation margin to date				$(193)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	4/25/25	JPY	357,955	USD	2,372	$20
Bank of America	3/4/25	MYR	2,012	USD	456	(5)
Bank of America	4/3/25	USD	456	MYR	2,012	5
Bank of America	4/25/25	JPY	260,365	USD	1,739	1
Barclays Bank	4/25/25	USD	9	JPY	1,454	—
Barclays Bank	4/25/25	USD	14	NOK	163	—
Barclays Bank	4/25/25	USD	7	CAD	10	—
Barclays Bank	4/24/25	USD	32	NZD	58	—
Barclays Bank	4/25/25	USD	13	NOK	145	—
Barclays Bank	4/25/25	USD	38	JPY	5,730	—
Barclays Bank	4/25/25	JPY	1,849	USD	12	—
Barclays Bank	4/25/25	CHF	11	USD	12	—
Barclays Bank	6/3/25	USD	112	BRL	655	3
Barclays Bank	4/3/25	TRY	15,176	USD	404	1
Barclays Bank	3/4/25	USD	415	TRY	15,176	(1)
BNP Paribas	4/18/25	TRY	9,765	USD	256	1
BNP Paribas	3/4/25	USD	455	MYR	2,012	4
BNY Mellon	4/25/25	USD	6	CHF	5	—
BNY Mellon	4/24/25	USD	29	AUD	47	—
BNY Mellon	4/25/25	USD	142	CAD	203	2
BNY Mellon	4/25/25	USD	305	CHF	274	—
BNY Mellon	4/25/25	JPY	13,384	USD	88	2
BNY Mellon	4/25/25	USD	285	NOK	3,202	1
Canadian Imperial Bank of Commerce	4/24/25	NZD	2,075	USD	1,190	(27)
Canadian Imperial Bank of Commerce	3/4/25	CZK	14,330	USD	595	(3)
Canadian Imperial Bank of Commerce	4/2/25	USD	595	CZK	14,330	3
Citibank	4/25/25	USD	10	JPY	1,559	—
Citibank	4/17/25	ILS	2,110	USD	593	(8)
Citibank	4/25/25	USD	4	CAD	6	—
Citibank	4/25/25	JPY	14,343	USD	93	3
Citibank	4/25/25	USD	32	NOK	361	—
Citibank	4/25/25	USD	44	CAD	63	—
Citibank	4/24/25	USD	17	AUD	27	—
Citibank	4/25/25	CAD	48	USD	34	(1)
Citibank	4/24/25	USD	11	AUD	17	—
Citibank	5/30/25	USD	10	SEK	103	—
Citibank	4/25/25	USD	24	NOK	267	—
Deutsche Bank	3/6/25	USD	2,175	BRL	13,319	(87)
Deutsche Bank	3/4/25	USD	931	INR	80,743	9
Deutsche Bank	4/3/25	INR	80,743	USD	929	(8)
Deutsche Bank	3/5/25	KRW	623,036	USD	436	(10)
Deutsche Bank	4/2/25	USD	437	KRW	623,036	10
Deutsche Bank	4/2/25	USD	945	CNH	6,884	—
Deutsche Bank	3/4/25	CNH	6,884	USD	944	—
Deutsche Bank	3/4/25	INR	80,743	USD	924	(1)
Deutsche Bank	3/5/25	USD	427	KRW	623,036	1
Deutsche Bank	3/6/25	BRL	13,319	USD	2,277	(15)
Deutsche Bank	4/2/25	USD	73	HUF	28,013	1
Deutsche Bank	3/4/25	HUF	28,013	USD	73	(1)
Goldman Sachs	3/6/25	USD	728	BRL	4,301	(2)
Goldman Sachs	3/6/25	BRL	4,301	USD	700	30
Goldman Sachs	3/6/25	BRL	240	USD	38	2
Goldman Sachs	5/23/25	USD	410	EUR	390	3
Goldman Sachs	6/3/25	USD	1,982	BRL	11,560	55
Goldman Sachs	3/4/25	USD	104	IDR	1,686,309	2
Goldman Sachs	4/9/25	IDR	1,686,309	USD	103	(2)
Goldman Sachs	4/2/25	USD	229	TWD	7,488	2

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Goldman Sachs	3/4/25	TWD	7,488	USD	229	$(1)
Goldman Sachs	4/2/25	PHP	10,487	USD	181	—
Goldman Sachs	3/4/25	USD	181	PHP	10,487	—
Goldman Sachs	3/4/25	USD	228	TWD	7,488	—
Goldman Sachs	3/4/25	IDR	1,686,309	USD	102	—
Goldman Sachs	3/6/25	USD	735	BRL	4,301	5
Goldman Sachs	3/6/25	BRL	4,301	USD	735	(5)
Goldman Sachs	3/6/25	USD	41	BRL	240	—
Goldman Sachs	3/4/25	ILS	551	USD	153	(1)
HSBC Bank	5/16/25	PLN	2,345	USD	591	(13)
HSBC Bank	3/4/25	THB	11,388	USD	340	(6)
HSBC Bank	4/2/25	USD	340	THB	11,388	6
HSBC Bank	4/2/25	USD	40	NOK	451	—
HSBC Bank	3/4/25	NOK	451	USD	40	—
HSBC Bank	4/2/25	ZAR	3,592	USD	194	(2)
HSBC Bank	3/4/25	USD	194	ZAR	3,592	2
JPMorgan Chase	4/17/25	ILS	2,115	USD	598	(11)
JPMorgan Chase	4/24/25	USD	1,174	NZD	2,075	11
JPMorgan Chase	4/25/25	JPY	176,310	USD	1,166	12
JPMorgan Chase	4/25/25	USD	1,166	JPY	176,310	(12)
JPMorgan Chase	4/25/25	USD	292	NOK	3,249	3
JPMorgan Chase	4/25/25	JPY	11,263	USD	75	1
JPMorgan Chase	4/25/25	USD	146	CAD	207	3
JPMorgan Chase	4/25/25	USD	295	CHF	265	—
JPMorgan Chase	5/23/25	EUR	66	USD	69	(1)
JPMorgan Chase	5/23/25	USD	39	GBP	31	—
JPMorgan Chase	4/24/25	USD	41	AUD	64	1
JPMorgan Chase	4/17/25	ILS	3,230	USD	913	(18)
JPMorgan Chase	4/18/25	TRY	10,260	USD	269	1
JPMorgan Chase	5/16/25	PLN	940	USD	235	(4)
JPMorgan Chase	3/4/25	USD	106	PLN	423	1
JPMorgan Chase	4/2/25	PLN	423	USD	106	(1)
Morgan Stanley	3/6/25	USD	40	BRL	240	(1)
Morgan Stanley	4/17/25	ILS	3,250	USD	914	(13)
Morgan Stanley	3/6/25	BRL	240	USD	41	—
Morgan Stanley	3/4/25	SEK	2,390	USD	222	—
Royal Bank of Canada	5/23/25	USD	83	GBP	66	—
Royal Bank of Canada	5/23/25	GBP	935	USD	1,177	(1)
Societe Generale SA	3/6/25	BRL	5,729	USD	1,003	(30)
Societe Generale SA	6/3/25	USD	985	BRL	5,729	30
Societe Generale SA	6/3/25	USD	1,002	BRL	5,816	33
Societe Generale SA	3/6/25	BRL	5,816	USD	1,020	(33)
Societe Generale SA	4/2/25	BRL	1,298	USD	225	(6)
Societe Generale SA	3/6/25	USD	226	BRL	1,298	6
Societe Generale SA	4/2/25	USD	235	CLP	220,434	5
Societe Generale SA	3/4/25	CLP	220,434	USD	235	(5)
Societe Generale SA	3/4/25	USD	231	CLP	220,434	1
Societe Generale SA	3/6/25	BRL	1,298	USD	222	(1)
Societe Generale SA	3/6/25	USD	980	BRL	5,729	6
Societe Generale SA	3/6/25	USD	994	BRL	5,816	7
Standard Chartered	5/23/25	USD	669	EUR	636	6
Standard Chartered	5/30/25	USD	550	SEK	5,807	8
Standard Chartered	4/2/25	COP	1,523,534	USD	368	(2)
Standard Chartered	3/4/25	USD	369	COP	1,523,534	2
Standard Chartered	3/4/25	USD	167	PEN	616	—
Standard Chartered	4/2/25	PEN	616	USD	167	—
Standard Chartered	3/4/25	PEN	616	USD	167	—
Standard Chartered	3/4/25	COP	1,523,534	USD	369	(2)
State Street	3/6/25	BRL	700	USD	114	5
State Street	4/25/25	USD	31	CAD	45	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	4/25/25	USD	155	CAD	222	$1
State Street	4/25/25	USD	313	NOK	3,568	(4)
State Street	4/25/25	USD	286	CHF	258	(1)
State Street	4/24/25	AUD	23	USD	14	—
State Street	4/25/25	JPY	6,038	USD	39	1
State Street	4/24/25	USD	20	AUD	32	—
State Street	4/25/25	USD	10	CAD	15	—
State Street	3/6/25	USD	1,560	BRL	9,082	18
State Street	4/25/25	JPY	149,035	USD	988	8
State Street	5/23/25	EUR	155	USD	163	(1)
State Street	5/23/25	EUR	225	USD	236	(1)
State Street	5/23/25	GBP	400	USD	503	—
State Street	3/3/25	CAD	9	USD	6	—
State Street	3/4/25	USD	235	CHF	212	—
State Street	3/4/25	USD	943	CNH	6,869	2
State Street	3/4/25	USD	871	SGD	1,170	5
State Street	3/4/25	PLN	423	USD	105	(1)
State Street	3/4/25	MXN	2,790	USD	136	(1)
State Street	3/4/25	USD	222	SEK	2,390	—
State Street	3/4/25	USD	98	NOK	1,087	1
State Street	3/4/25	GBP	87	USD	109	—
State Street	3/4/25	NZD	503	USD	287	(5)
State Street	3/4/25	USD	337	THB	11,388	4
State Street	3/4/25	AUD	353	USD	224	(5)
State Street	3/4/25	TRY	15,065	USD	411	2
State Street	3/4/25	ZAR	3,574	USD	192	(1)
State Street	3/4/25	EUR	230	USD	239	(1)
State Street	3/4/25	PEN	616	USD	167	—
State Street	3/4/25	USD	497	JPY	75,216	(3)
State Street	3/4/25	USD	172	HUF	66,652	1
State Street	3/4/25	USD	592	CZK	14,259	2
State Street	3/4/25	USD	153	ILS	543	3
State Street	3/4/25	COP	1,523,534	USD	372	(5)
State Street	3/4/25	INR	80,743	USD	928	(6)
State Street	3/4/25	USD	229	TWD	7,488	—
State Street	3/4/25	USD	232	CLP	220,434	2
State Street	3/4/25	IDR	1,686,309	USD	103	(1)
State Street	3/4/25	PHP	11,348	USD	195	1
State Street	3/6/25	BRL	2,595	USD	454	(13)
State Street	3/5/25	USD	432	KRW	623,036	7
State Street	3/4/25	AUD	33	USD	21	—
State Street	3/4/25	JPY	1,473	USD	10	—
State Street	3/4/25	USD	2	ILS	8	—
State Street	3/4/25	EUR	1	USD	1	—
State Street	3/4/25	USD	4	SGD	5	—
State Street	3/4/25	ZAR	18	USD	1	—
State Street	3/4/25	USD	3	CZK	71	—
State Street	4/2/25	COP	246,630	USD	60	—
State Street	3/4/25	USD	15	PHP	861	—
State Street	3/4/25	CHF	8	USD	9	—
State Street	3/4/25	NOK	636	USD	57	(1)
State Street	4/2/25	BRL	201	USD	35	(1)
State Street	3/4/25	MXN	405	USD	20	—
State Street	4/2/25	PEN	4	USD	1	—
State Street	4/3/25	USD	13	INR	1,115	—
State Street	3/4/25	USD	2	CNH	15	—
State Street	4/2/25	KRW	3,929	USD	3	—
State Street	3/4/25	TRY	111	USD	3	—
State Street	3/4/25	HUF	38,639	USD	101	(2)
State Street	3/4/25	TWD	7,488	USD	228	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	4/2/25	EUR	231	USD	241	$(1)
State Street	4/2/25	NZD	503	USD	283	(1)
State Street	4/2/25	USD	496	JPY	73,743	4
State Street	4/1/25	CAD	9	USD	6	—
State Street	4/2/25	AUD	386	USD	240	(1)
State Street	3/5/25	KRW	623,036	USD	427	(1)
State Street	4/2/25	GBP	87	USD	110	—
State Street	4/2/25	USD	227	CHF	204	—
State Street	4/2/25	MXN	3,195	USD	156	(1)
UBS	4/24/25	NZD	61	USD	34	—
UBS	4/25/25	USD	22	NOK	246	—
UBS	4/24/25	USD	16	AUD	26	—
UBS	4/24/25	USD	15	AUD	25	—
UBS	4/25/25	USD	8	CAD	12	—
UBS	4/25/25	USD	100	CHF	91	(1)
UBS	4/24/25	USD	23	NZD	40	—
UBS	4/18/25	TRY	12,625	USD	330	2
UBS	4/25/25	USD	26	JPY	3,865	—
UBS	4/24/25	USD	24	AUD	37	1
UBS	5/23/25	USD	19	GBP	15	—
UBS	4/25/25	USD	15	NOK	164	—
Wells Fargo	3/6/25	BRL	4,340	USD	760	(23)
Wells Fargo	6/3/25	USD	747	BRL	4,340	23
Wells Fargo	3/6/25	USD	227	BRL	1,298	7
Wells Fargo	4/2/25	BRL	1,298	USD	226	(7)
Wells Fargo	3/6/25	BRL	5,816	USD	1,014	(26)
Wells Fargo	6/3/25	USD	996	BRL	5,816	27
Wells Fargo	4/2/25	USD	873	SGD	1,175	2
Wells Fargo	3/4/25	SGD	1,175	USD	871	(2)
Wells Fargo	3/6/25	USD	742	BRL	4,340	5
Wells Fargo	3/6/25	BRL	1,298	USD	222	(1)
Wells Fargo	3/6/25	USD	994	BRL	5,816	7
Net unrealized gain (loss) on open forward currency exchange contracts						$(6)

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 Euro BOBL contracts	03/25	(493)	$(1)
Long, 4 Euro BTP contracts	03/25	499	5
Long, 11 Euro BUND contracts	03/25	1,523	15
Short, 2 Euro BUXL thirty year bond contracts	03/25	(264)	(6)
Long, 9 Euro OAT contracts	03/25	1,155	13
Short, 35 Euro SCHATZ contracts	03/25	(3,898)	(7)
Long, 8 Mini ten year JGB contracts	03/25	743	4
Long, 19 Commonwealth of Australia ten year bond contracts	03/25	1,343	17
Long, 3 E-mini S&P 500 contracts	03/25	90	(1)
Long, 61 U.S. Treasury Long Bonds contracts	06/25	7,149	55
Short, 8 U.S. Treasury Notes ten year contracts	06/25	(879)	(10)
Short, 9 Ultra U.S. Treasury Bonds contracts	06/25	(1,108)	(9)
Short, 93 Ultra U.S. Treasury Notes ten year contracts	06/25	(10,631)	6
Short, 32 Government of Canada ten year bond contracts	06/25	(2,758)	(21)
Long, 7 Long Gilt ten year contracts	06/25	824	5
Long, 336 U.S. Treasury Notes five year contracts	06/25	35,984	283
Long, 486 U.S. Treasury Notes two year contracts	06/25	100,470	116
Net payments (receipts) of variation margin to date			2
Variation margin receivable (payable) on open futures contracts			$466

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(8)	$2	$9
T. Rowe Price Government Reserve Fund	—	—	142++
T. Rowe Price Institutional Floating Rate Fund - Z Class	—	(22)	55
Totals	$(8)#	$(20)	$206+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 2/28/25
T. Rowe Price Floating Rate ETF	$667	—	(669)	$—
T. Rowe Price Government Reserve Fund	3,324	¤	¤	25,844
T. Rowe Price Institutional Floating Rate Fund - Z Class	—	11,709	(1,180)	10,507
	Total			$36,351^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $206 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $36,351.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$281,056	$—	$281,056
Bank Loans	—	22,541	344	22,885
Asset-Backed Securities	—	29,161	277	29,438
Convertible Preferred Stocks	258	—	—	258
Preferred Stocks	—	—	248	248
Bond Funds	10,507	—	—	10,507
Short-Term Investments	21,993	—	—	21,993
Securities Lending Collateral	3,851	—	—	3,851
Options Purchased	—	310	—	310
Total Securities	36,609	333,068	869	370,546
Swaps*	—	198	—	198
Forward Currency Exchange Contracts	—	452	—	452
Futures Contracts*	519	—	—	519
Total	$37,128	$333,718	$869	$371,715
Liabilities
TBA Sale Commitments	$—	$2,543	$—	$2,543
Options Written	—	148	—	148
Swaps*	—	47	—	47
Forward Currency Exchange Contracts	—	458	—	458
Futures Contracts*	55	—	—	55
Total	$55	$3,196	$—	$3,251

[1]	Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF988-054Q3
02/25